SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31, 2020	December 31, 2019
Cash	$50,745	$68,994
Short-term deposits	1,957	187
	$52,702	$69,181

Disclosure of detailed information about changes in non-cash working capital [Table Text Block]
	Year ended	Year ended
	December 31, 2020	December 31, 2019
Accounts receivable	$(1,895)	$1,139
Prepaid expenses	(98)	(277)
Accounts payable and accrued liabilities	2,290	(4,403)
Advances from joint venture partners	(310)	460
	$(13)	$(3,081)